Share-Based Payments - Schedule of weighted average remaining contractual life for each range of exercise price (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Sep. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Apr. 30, 2024 $ / shares	Oct. 31, 2023 $ / shares	Jul. 31, 2023 $ / shares	Apr. 30, 2023 $ / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	$ 837.78	$ 618.56	$ 329.26	$ 717.61	$ 561.74	$ 596.99	$ 535.95	$ 445.76	$ 396.30	$ 485.01	$ 387.35	$ 370.34
Outstanding (in shares) | shares	3,883,114	4,300,760	5,118,949										5,511,767
Weighted average remaining contractual life (in years)	5 years 8 months 4 days	5 years 10 months 20 days	5 years 10 months 24 days
13.37 - 16.61
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	181,392
Weighted average remaining contractual life (in years)	8 months 8 days
21.63 - 24.87
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	168,351
Weighted average remaining contractual life (in years)	1 year 10 months 13 days
94.96 - 101.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	193,951
Weighted average remaining contractual life (in years)	2 years 11 months 15 days
133.35 - 159.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	284,532
Weighted average remaining contractual life (in years)	3 years 11 months 1 day
140.45 - 290.93
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	365,230
Weighted average remaining contractual life (in years)	4 years 9 months 25 days
275.42 - 363.31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	280,825
Weighted average remaining contractual life (in years)	4 years 3 months 18 days
331.94 - 432.99
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	564,903
Weighted average remaining contractual life (in years)	4 years 10 months 2 days
350.97 - 541.21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	577,234
Weighted average remaining contractual life (in years)	6 years 3 months 18 days
430.17 - 699.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	620,168
Weighted average remaining contractual life (in years)	7 years 8 months 15 days
563.18 - 837.78
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	646,528
Weighted average remaining contractual life (in years)	8 years 11 months 23 days
Bottom of range | 13.37 - 16.61
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	$ 13.37
Bottom of range | 21.63 - 24.87
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	21.63
Bottom of range | 94.96 - 101.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	94.96
Bottom of range | 133.35 - 159.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	133.35
Bottom of range | 140.45 - 290.93
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	140.45
Bottom of range | 275.42 - 363.31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	275.42
Bottom of range | 331.94 - 432.99
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	331.94
Bottom of range | 350.97 - 541.21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	350.97
Bottom of range | 430.17 - 699.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	430.17
Bottom of range | 563.18 - 837.78
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	563.18
Top of range | 13.37 - 16.61
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	16.61
Top of range | 21.63 - 24.87
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	24.87
Top of range | 94.96 - 101.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	101.43
Top of range | 133.35 - 159.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	159.51
Top of range | 140.45 - 290.93
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	290.93
Top of range | 275.42 - 363.31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	363.31
Top of range | 331.94 - 432.99
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	432.99
Top of range | 350.97 - 541.21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	541.21
Top of range | 430.17 - 699.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	699.60
Top of range | 563.18 - 837.78
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	$ 837.78